Reporting entity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	May 10, 2019	May 08, 2019
Reporting Entity [Line Items]
Proportion of voting rights held	62.50%
American Depositary Shares [Member]
Reporting Entity [Line Items]
Sale of existing shares in IPO			16,304,348
Offering price per share			$ 13.50
American Depositary Shares [Member] | Underwriters [Member]
Reporting Entity [Line Items]
Sale of existing shares in IPO		2,445,652